BLACKROCK SERIES FUND, INC.
(formerly FAM SERIES FUND, INC.)

BlackRock Short-Term Bond Portfolio
(formerly Mercury Low Duration Portfolio)
BlackRock Global SmallCap Portfolio
(formerly Mercury Global SmallCap Portfolio)
BlackRock Equity Dividend Portfolio
(formerly Mercury Equity Dividend Portfolio)
BlackRock Mid Cap Value Opportunities Portfolio
(formerly Mercury Mid Cap Value Opportunities Portfolio)
BlackRock Small Cap Index Portfolio
(formerly Mercury Small Cap Index Portfolio)
BlackRock International Index Portfolio
(formerly Mercury International Index Portfolio)

Supplement dated September 26, 2006 to the
Prospectuses dated May 1, 2006

Effective October 2, 2006, the Prospectuses for the Portfolios listed above are amended as set forth below.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management. As a result of the consummation of this transaction, FAM Series Portfolios, Inc. changed its name to BlackRock Series Portfolios, Inc. (the “Fund”). The portfolios of the Portfolio (each a “Portfolio” and collectively, the “Portfolios”) also changed their names to the names noted above. Additionally, effective September 29, 2006 (the “Effective Date”), BlackRock Advisors, LLC will act as the investment adviser for each Portfolio and each Portfolio will be sub-advised by one or more BlackRock affiliates. BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, has been appointed as an additional distributor for the Fund and following the transaction, PFPC, Inc., an affiliate of BlackRock, Inc., will provide transfer agency services to the Fund.

As a result of these changes, the Fund is supplementing the prospectuses of the Portfolios to reflect modifications made in connection with the transaction.

Prospectus Changes

The following changes are made to the prospectus of the applicable Portfolio of the Fund:

All Portfolios

The names of the Fund and the Portfolios have been changed as noted above.

Where applicable, all references to “Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors”and/or “Mercury Advisors” are changed to “BlackRock Advisors, LLC.”

All references to “www.mutualfunds.ml.com” are changed to www.blackrock.com.

The text under the subsection entitled “Mercury Advisors” in the section entitled “Management of the Portfolio”is deleted in its entirety and replaced with the following:

BlackRock Advisors

BlackRock Advisors, LLC is the Fund’s Investment Adviser and manages the Fund’s investments subject to the oversight of the Board of Directors of the Fund. The Investment Adviser is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co.,

Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

The Investment Adviser has the responsibility for making all investment decisions for each Portfolio of the Fund. The Investment Adviser has sub-advisory agreements (each a “Sub-Advisory Agreement”) with affiliates of BlackRock, Inc. (each a “Sub-Adviser”), pursuant to which the Investment Adviser pays a fee for any services a Sub-Adviser provides to the Portfolios. Each Sub-Adviser is responsible for the day-to-day management of a Portfolio.

The Investment Adviser has retained BlackRock Investment Management, LLC (“BIM”), an affiliate, to serve as a Sub-Adviser for the Equity Dividend Portfolio, Global Small Cap Portfolio, International Index Portfolio, Mid Cap Value Opportunities Portfolio and Small Cap Index Portfolio. The Investment Adviser will pay 74% of its advisory fee received from each of the Equity Dividend Portfolio, Global Small Cap Portfolio, International Index Portfolio, Mid Cap Value Opportunities Portfolio and Small Cap Index Portfolio to BIM for services it provides to those Funds.

The Investment Adviser has retained BlackRock Financial Management, Inc. (“BFM”), an affiliate, to act as investment sub-adviser to the Short-Term Bond Portfolio. The Investment Adviser will pay 59% of its advisory fee received from the Short-Term Bond Portfolio to BFM for services it provides to the Fund.

Prior to September 29, 2006, Merrill Lynch Investment Managers, L.P. (“MLIM”), doing business as Mercury Advisors, an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., acted as each Portfolio’s investment adviser and was compensated according to the same advisory fee rates.

Portfolio Name	Management Fee As a % of its Average Net Assets	Management Fee A s a % of its Average Net Assets (after waivers and/or reimbursements)*
Equity Dividend	0.60%	0.00%
Global SmallCap	0.85%	0.00%
International Index	0.35%	0.00%
Short-Term Bond	0.46%	0.12%*
Mid Cap Value Opportunities	0.65%	0.04%*
Small Cap Index	0.30%	0.00%

*	The Investment Adviser has agreed to voluntarily waive fees and/or reimburse expenses so that the Total Annual Operating Expenses do not exceed certain amounts for each Portfolio, exclusive of distribution fees. The Investment Adviser may discontinue or reduce this fee waiver and/or reimbursement of expenses at any time without notice.

A discussion of the basis of the Board of Directors’ approval of the Fund’s investment management agreement is included in the Fund’s semi-annual shareholder report for the most recent fiscal period ended June 30, 2006. A discussion of the Board of Directors’ approval of each sub-advisory agreement will be included in the Fund’s annual shareholder report for the fiscal year ended December 31, 2006.

The Investment Adviser is a registered investment adviser organized in 1994 to perform advisory services for investment companies. BIM is a registered investment adviser and commodity pool operator organized in 1999. BFM is a registered investment adviser organized in 1994. The Investment Adviser and its affiliates had approximately $1.04 trillion in investment company and other portfolio assets under management as of June 30, 2006.

From time to time, a manager, analyst, or other employee of the Investment Adviser or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Investment Adviser or any other person within the BlackRock organization. Any such views are

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subject to change at any time based upon market or other conditions and the Investment Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Portfolios are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

The text under the subsection entitled “Conflicts of Interest” in the section entitled “Management of the Portfolio” is deleted in its entirety and replaced with the following:

The investment activities of the Investment Adviser and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage each Portfolio and its shareholders. The Investment Adviser may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of a Portfolio. The Investment Adviser and its affiliates (including, for these purposes, the Investment Adviser, Merrill Lynch &Co., Inc., BlackRock, Inc., PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) are involved with a broad spectrum of financial services and asset management activities, and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of a Portfolio. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by a Portfolio and may result in an Affiliate having positions that are adverse to those of a Portfolio. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Portfolio. As a result, an Affiliate may compete with a Portfolio for appropriate investment opportunities. In addition, a Portfolio may invest in securities of companies for which an Affiliate provides or may provide research coverage. A Portfolio may also make brokerage and other payments to an Affiliate in connection with the Portfolios’ portfolio investment transactions.

Under a securities lending program approved by the Fund’s Board of Directors, the Fund has retained an Affiliate of the Investment Adviser to serve as the securities lending agent for a Portfolio to the extent that the Portfolio engages in the securities lending program. For these services, the lending agent may receive a fee from the Portfolio, including a fee based on the returns earned on the Portfolio’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Portfolio may lend its portfolio securities under the securities lending program.

The activities of the Investment Adviser and its Affiliates may give rise to other conflicts of interest that could disadvantage the Portfolios and their shareholders. The Investment Adviser has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

The text under the subsection entitled “Additional Information” in the section entitled “Management of the Portfolio” is deleted in its entirety and replaced with the following:

Investment Adviser — BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, has been selected as the investment adviser of the Fund.

Investment Sub-Advisers — BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022, has been selected as the investment sub-adviser of the Short-Term Bond Portfolio. BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment sub-adviser of the Equity Dividend Portfolio, Global Small Cap Portfolio, International Index Portfolio, Mid Cap Value Opportunities Portfolio and Small Cap Index Portfolio.

Independent Registered Public Accounting Firm — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent registered public accounting firm of the Fund.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides accounting services for the Fund.

Custodian — The Bank of New York, 2 Hanson Place, Brooklyn, New York 11245, acts as Custodian of the assets of Equity Dividend Portfolio, Mid Cap Value Opportunities Portfolio and Small Cap Index Portfolio. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for the assets of the Short-Term Bond Portfolio, Global SmallCap Portfolio and International Index Portfolio.

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Transfer Agent and Dividend Disbursing Agent — PFPC, Inc., P.O. Box 9819, Providence, Rhode Island 02940-8019, acts as the Fund’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Distributors — BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 and FAM Distributors, Inc., P.O. Box 9081, Princeton, New Jersey 08543-9081, are the Fund’s Distributors.

Legal Counsel — Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, is counsel for the Fund.

Short-Term Bond Portfolio

The information concerning the portfolio managers under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Portfolio is managed by a team of investment professionals. The members of the team are Keith Anderson, Scott Amero and Todd Kopstein.

The information concerning the investment adviser under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISER

The Portfolio is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Financial Management, Inc. As used in this Prospectus, the term “Investment Adviser” includes the sub-adviser.

The information concerning the Portfolio’s portfolio managers under the section entitled “Other Important Information and Statement of Additional Information” is deleted in its entirety and replaced with the following:

The Portfolio is managed by a team of investment professionals comprised of Keith Anderson, Scott Amero and Todd Kopstein. This team has managed the Fund’s portfolio since 2006.

Keith Anderson is a Vice Chairman and member of the Executive and Management Committees of BlackRock. Mr. Anderson is BlackRock’s Chief Investment Officer for Fixed Income. Mr. Anderson is Chairman of the Investment Strategy Group and is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors worldwide. Mr. Anderson was a founding member of BlackRock and has been with BlackRock since 1988. Mr. Anderson is a member of the Treasury Borrowing Advisory Committee, which meets quarterly in Washington, DC with the Secretary and Staff of the US Treasury to advise on the financing and management of the Federal debt.

Scott Amero is a Managing Director of and portfolio manager with BlackRock and co-head of BlackRock’s fixed income portfolio management team. He is a member of the Management Committee and the Investment Strategy Group. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of global credit research. He is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust. Mr. Amero has been with BlackRock since 1990.

Mr. Kopstein is a Managing Director of and portfolio manager with BlackRock and is a member of BlackRock’s Investment Strategy Group. Mr. Kopstein’s primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities. Mr. Kopstein joined the BlackRock’s Portfolio Management Group in 1998, specializing in short duration securities including asset-backeds, adjustable rate mortgages and other short duration mortgage products. He joined BlackRock in 1994 as analyst in the Account Management Group and was later a part of the BlackRock Solutions team, focusing on risk management and analytics.

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Global SmallCap Portfolio, Equity Dividend Portfolio, Mid Cap Value Opportunities, Small Cap Index, and International Index Portfolio

The information concerning the investment adviser under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISER

The Portfolio is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC. As used in this Prospectus, the term “Investment Adviser” includes the sub-adviser.

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BLACKROCK SERIES FUND, INC.
(formerly FAM SERIES FUND, INC.)

BlackRock Short-Term Bond Portfolio
(formerly Mercury Low Duration Portfolio)
BlackRock Global SmallCap Portfolio
(formerly Mercury Global SmallCap Portfolio)
BlackRock Equity Dividend Portfolio
(formerly Mercury Equity Dividend Portfolio)
BlackRock Mid Cap Value Opportunities Portfolio
(formerly Mercury Mid Cap Value Opportunities Portfolio)
BlackRock Small Cap Index Portfolio
(formerly Mercury Small Cap Index Portfolio)
BlackRock International Index Portfolio
(formerly Mercury International Index Portfolio)

Supplement dated September 26, 2006 to the
Statement of Additional Information dated May 1, 2006

Effective October 2, 2006, the following changes are made to the Statement of Additional Information of the Funds listed above.

The text under the section entitled “Potential Conflicts of Interest” is deleted in its entirety and replaced with the following:

        Activities of the Investment Adviser, BlackRock, Inc. and its affiliates (collectively, “BlackRock”), Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”) and Other Accounts Managed by Merrill Lynch. BlackRock is one of the world’s largest asset management firms with over $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. As a result, BlackRock and Merrill Lynch (including, for these purposes, their directors, partners, trustees, managing members, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged in businesses and have interests other than that of managing the Fund. These are considerations of which investors in a Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its Portfolios. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and in companies that may be purchased or sold by the Fund.

        BlackRock and its affiliates, including, without limitation, Merrill Lynch and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. Merrill Lynch and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, BlackRock, Merrill Lynch and their affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which a Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Portfolio invests, which could have an adverse impact on the Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Portfolio’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Portfolio. When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including for a Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Portfolio.

        The results of a Portfolio’s investment activities may differ significantly from the results achieved by the Investment Adviser and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that BlackRock and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which BlackRock and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

        The investment activities of BlackRock and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

        From time to time, a Portfolio’s activities may also be restricted because of regulatory restrictions applicable to BlackRock and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Adviser, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or its affiliates are performing services or when position limits have been reached.

        In connection with its management of the Portfolios, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by BlackRock or its affiliates (including Merrill Lynch). The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of a Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its affiliates (including Merrill Lynch) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolios and it is not anticipated that the Investment Adviser will have access to such information for the purpose of managing the Portfolios. The proprietary activities or portfolio strategies of BlackRock and its affiliates (including Merrill Lynch) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Adviser in managing the Portfolios.

        In addition, certain principals and certain employees of the Investment Adviser are also principals or employees of BlackRock, Merrill Lynch, PNC or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Portfolio should be aware.

        The Investment Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Portfolio in which customers of BlackRock, Merrill Lynch, or, to the extent permitted by the SEC, BlackRock or Merrill Lynch, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Portfolio, and such party may have no incentive to assure that the Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Portfolio may enhance the profitability of BlackRock, Merrill Lynch and/or PNC. Merrill Lynch and its affiliates may also create, write or issue derivatives for customers of Merrill Lynch or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Portfolio invests or which may be based on the performance of the Portfolio. Each Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch or its affiliates and may also enter into transactions with other clients of BlackRock or its affiliates where such other clients have interests adverse to those of a Portfolio. At times, these activities may cause departments of BlackRock or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of a Portfolio. To the extent affiliated transactions are permitted, a Portfolio will deal with BlackRock and its affiliates on an arms-length basis. BlackRock may also have an ownership interest in certain trading or information systems used by a Portfolio. A Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its affiliates.

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        Each Portfolio will be required to establish business relationships with its counterparties based on the Portfolio’s own credit standing. Neither BlackRock nor its affiliates will have any obligation to allow their credit to be used in connection with a Portfolio’s establishment of its business relationships, nor is it expected that the Portfolio’s counterparties will rely on the credit of BlackRock or any of its affiliates in evaluating the Portfolio’s creditworthiness.

        It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Portfolio in order to increase the assets of the Portfolio. Increasing a Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Portfolio’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Portfolio by BlackRock or its affiliates could significantly reduce the asset size of the Portfolio, which might have an adverse effect on the Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Portfolio and other shareholders in deciding whether to redeem its shares.

        It is possible that a Portfolio may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as in securities of entities in which BlackRock or Merrill Lynch has significant debt or equity investments or in which Merrill Lynch makes a market. Each Portfolio also may invest in securities of companies to which BlackRock or Merrill Lynch provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Portfolio and the interests of other BlackRock or Merrill Lynch clients. In making investment decisions for a Portfolio, the Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of BlackRock in the course of these activities. In addition, from time to time, Merrill Lynch’s activities may limit a Portfolio’s flexibility in purchases and sales of securities. When Merrill Lynch is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Portfolio.

        The Investment Adviser, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Investment Adviser that are the same, different from or made at different times than positions taken for a Portfolio. To lessen the possibility that a Portfolio will be adversely affected by this personal trading, the Portfolio and the Investment Adviser each has adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Portfolio’s portfolio transactions. The Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

        The Investment Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Portfolio, except that a Portfolio may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers. These transactions would be effected in circumstances in which the Investment Adviser determines that it would be appropriate for a Portfolio to purchase and another client to sell, or the Portfolio to sell and another client to purchase, the same security or instrument on the same day.

        Present and future activities of BlackRock and its affiliates, including the Investment Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.

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BLACKROCK SERIES FUND, INC.
(formerly FAM SERIES FUND, INC.)

BlackRock Balanced Capital Portfolio
(formerly Mercury Balanced Capital Strategy Portfolio)
BlackRock Bond Portfolio
(formerly Mercury Core Bond Strategy Portfolio)
BlackRock Fundamental Growth Portfolio
(formerly Mercury Fundamental Growth Strategy Portfolio)
BlackRock Global Allocation Portfolio
(formerly Mercury Global Allocation Strategy Portfolio)
BlackRock High Income Portfolio
(formerly Mercury High Yield Portfolio)
BlackRock Government Income Portfolio
(formerly Mercury Intermediate Government Bond Portfolio)
BlackRock Large Cap Core Portfolio
(formerly Mercury Large Cap Core Strategy Portfolio)
BlackRock Money Market Portfolio
(formerly Mercury Money Reserve Portfolio)

Supplement dated September 26, 2006 to the
Prospectuses dated May 1, 2006

Effective October 2, 2006, the Prospectuses for the Portfolios listed above are amended as set forth below.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management. As a result of the consummation of this transaction, FAM Series Portfolios, Inc. changed its name to BlackRock Series Portfolios, Inc. (the “Fund”). The portfolios of the Portfolio (each a “Portfolio” and collectively, the “Portfolios”) also changed their names to the names noted above. Additionally, effective September 29, 2006 (the “Effective Date”), BlackRock Advisors, LLC will act as the investment adviser for each Portfolio and each Portfolio will be sub-advised by one or more BlackRock affiliates. BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, has been appointed as an additional distributor for the Fund and following the transaction, PFPC, Inc., an affiliate of BlackRock, Inc., will provide transfer agency services to the Fund.

As a result of these changes, the Fund is supplementing the prospectuses of the Portfolios to reflect modifications made in connection with the transaction.

Prospectus Changes

The following changes are made to the prospectus of the applicable Portfolio of the Fund:

All Portfolios

The names of the Fund and the Portfolios have been changed as noted above.

Where applicable, all references to “Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors”and/or “Mercury Advisors” are changed to “BlackRock Advisors, LLC.”

All references to “www.mutualfunds.ml.com” are changed to “www.blackrock.com.”

The text under the subsection entitled “Mercury Advisors” in the section entitled “Management of the Portfolio”is deleted in its entirety and replaced with the following:

BlackRock Advisors

BlackRock Advisors, LLC is the Fund’s Investment Adviser and manages the Fund’s investments subject to the oversight of the Board of Directors of the Fund. The Investment Adviser is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

The Investment Adviser has the responsibility for making all investment decisions for each Portfolio of the Fund. The Investment Adviser has sub-advisory agreements (each a “Sub-Advisory Agreement”) with affiliates of BlackRock, Inc. (each a “Sub-Adviser”), pursuant to which the Investment Adviser pays a fee for any services a Sub-Adviser provides to the Portfolios. Each Sub-Adviser is responsible for the day-to-day management of a Portfolio.

The Investment Adviser has retained BlackRock Investment Management, LLC (“BIM”), an affiliate, to serve as a Sub-Adviser to Fundamental Growth Portfolio, Large Cap Portfolio and a portion of Balanced Capital Portfolio and Global Allocation Portfolio. The Investment Adviser will pay 74% of its advisory fee received from each of the Fundamental Growth Portfolio, Global Small Cap Portfolio, and Large Cap Portfolio to BIM for services it provides to those Funds and 37% of its advisory fee received from each of Balanced Capital Portfolio and Global Allocation Portfolio to BIM for services it provides to these Funds.

The Investment Adviser has retained BlackRock Financial Management, Inc. (“BFM”), an affiliate, to act as a Sub-Adviser to Government Income Portfolio and High Income Portfolio, and a portion of Balanced Capital Portfolio. The Investment Adviser will pay 59% of its advisory fee received from each of the Intermediate Government Portfolio and High Income Portfolio to BFM for services it provides to these Funds and 37% of its advisory fee received from Balance Capital Portfolio to BFM for services it provides to this Fund.

The Investment Adviser has retained BlackRock Asset Management U.K. Limited (“BAM UK”), an affiliate, to act as a Sub-Adviser to Global Allocation Portfolio, and the Investment Adviser will pay 37% of its advisory fee received from Global Allocation Portfolio to BAM UK for services it provides to this Fund.

The Investment Adviser has retained BlackRock Institutional Management Corporation (“BIMC”), an affiliate, to act as Sub-Adviser to Money Market Portfolio, and the Investment Adviser will pay 59% of its advisory fee received from Money Market Portfolio to BIMC for services it provides to this Fund.

Prior to September 29, 2006, Merrill Lynch Investment Managers, L.P. (“MLIM”), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., acted as the Portfolio’s investment adviser and was compensated according to the same advisory fee rates. For the fiscal year ended December 31, 2005, MLIM received a management fee at the annual rate of 0.34% of the Portfolio’s average daily net assets with respect to the BlackRock Balanced Capital Portfolio, BlackRock Fundamental Growth Portfolio, BlackRock Government Income Portfolio, BlackRock Large Cap Core Portfolio and BlackRock Money Market Portfolio. For the fiscal year ended December 31, 2005, MLIM received a management fee, net of the contractual waiver, at the annual rate of 0.32% of the Portfolio’s average daily net assets with respect to the BlackRock Global Allocation Portfolio and BlackRock High Income Portfolio. For the fiscal year ended December 31, 2005, MLIM received a management fee, net of the contractual waiver, at the annual rate of 0.33% of the Portfolio’s average daily net assets with respect to the BlackRock Bond Portfolio.

Pursuant to an amended Reimbursement Agreement among Monarch, the Investment Adviser and Merrill Lynch Life Agency, Inc. (“MLLA”), Monarch reimburses the expenses of each Portfolio which exceed 0.50% of its average daily net assets. For the fiscal year ended December 31, 2005, Monarch reimbursed a total of $48,160 in

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expenses, of which $3,138 was attributed to the Bond Portfolio, $33,237 was attributed to the Global Allocation Portfolio and $11,785 was attributed to the High Income Portfolio.

A discussion of the basis of the Board of Directors’ approval of the Fund’s investment management agreement is included in the Fund’s semi-annual shareholder report for the most recent fiscal period ended June 30, 2006. A discussion of the Board of Directors’ approval of each sub-advisory agreement will be included in the Fund’s annual shareholder report for the fiscal year ended December 31, 2006.

From time to time, a manager, analyst, or other employee of the Investment Adviser or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Investment Adviser or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and the Investment Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Portfolio.

The text under the subsection entitled “Conflicts of Interest” in the section entitled “Management of the Portfolio” is deleted in its entirety and replaced with the following:

The investment activities of the Investment Adviser and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage each Portfolio and its shareholders. The Investment Adviser may provide investment management services to other Portfolios and discretionary managed accounts that follow an investment program similar to that of the Fund. The Investment Adviser and its affiliates (including, for these purposes, the Investment Adviser, Merrill Lynch &Co., Inc., BlackRock, Inc., PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) are involved with a broad spectrum of financial services and asset management activities, and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Portfolio. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by a Portfolio and may result in an Affiliate having positions that are adverse to those of the Portfolio. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Portfolio. As a result, an Affiliate may compete with the Portfolio for appropriate investment opportunities. In addition, the Portfolio may invest in securities of companies for which an Affiliate provides or may provide research coverage. The Portfolio may also make brokerage and other payments to an Affiliate in connection with the Portfolio’s portfolio investment transactions.

Under a securities lending program approved by the Portfolio’s Board of Directors, the Portfolio has retained an Affiliate of the Investment Adviser to serve as the securities lending agent for the Portfolio to the extent that the Portfolio engages in the securities lending program. For these services, the lending agent may receive a fee from the Portfolio, including a fee based on the returns earned on the Portfolio’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Portfolio may lend its portfolio securities under the securities lending program.

The activities of the Investment Adviser and its Affiliates may give rise to other conflicts of interest that could disadvantage the Portfolios and their shareholders. The Investment Adviser has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

The text under the subsection entitled “Additional Information” in the section entitled “Management of the Portfolio” is deleted in its entirety and replaced with the following:

Investment Adviser — BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, has been selected as the investment adviser of the Fund.

Investment Sub-Advisers — BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022, has been selected as the investment sub-adviser of the Bond Portfolio, High Income Portfolio,

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Government Income Portfolio, and for a portion of the Balanced Capital Portfolio. BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment sub-adviser of Large Cap Core Portfolio, Fundamental Growth Portfolio, and for a portion of the Balanced Capital Portfolio and Global Allocation Portfolio. BlackRock Asset Management U.K. Limited, 33 King William Street, London EC4R 9AS England, has been selected as the investment sub-adviser of Global Allocation Portfolio. Fund. BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, DE 19809, has been selected as the investment sub-adviser of the Money Market Portfolio.

Independent Registered Public Accounting Firm — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent registered public accounting firm of the Fund.

Accounting Service Provider — State Street and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services to the Fund.

Custodian — The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217, acts as Custodian of the assets of the Fund.

Transfer Agent and Dividend Disbursing Agent — PFPC, Inc., P.O. Box 9819, Providence, Rhode Island 02940-8019, acts as the Fund’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Distributors — BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 and FAM Distributors, Inc., P.O. Box 9081, Princeton, New Jersey 08543-9081, are the Fund’s Distributors.

Legal Counsel — Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, is counsel for the Fund.

Balanced Capital Portfolio

The information concerning the portfolio managers under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGERS

Kurt Schansinger is the portfolio manager of the equity portion of the Portfolio’s portfolio. A team manages the fixed income portion of the Portfolio. The senior investment professionals on the team include Keith Anderson, Scott Amero, Matthew Mara and Andrew Phillips.

The information concerning the investment adviser under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISERS

The Portfolio is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC and BlackRock Financial Management, Inc. As used in this Prospectus, the term “Investment Adviser” includes the sub-advisers.

The information concerning the portfolio managers of the fixed income portion of the Portfolio’s portfolio under the section entitled “Other Important Information and Statement of Additional Information” is deleted in its entirety and replaced with the following:

The fixed-income portion of the Portfolio’s portfolio is managed by a team of investment professionals comprised of Keith Anderson, Scott Amero, Matthew Mara and Andrew Phillips. This team has managed the Portfolio’s portfolio since 2006. The Bond Portfolio is managed using a team approach. Messrs. Anderson, Amero, Marra and Phillips are senior members of BlackRock’s taxable fixed-income management team. Scott Amero is a Managing Director of and portfolio manager with BlackRock and co-head of BlackRock’s fixed income portfolio management team. He is a member of the Management Committee and the Investment Strategy Group. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of global credit research. He is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust. Mr. Amero has been with BlackRock since 1990.

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Keith Anderson is a Vice Chairman and member of the Executive and Management Committees of BlackRock. Mr. Anderson is BlackRock’s Chief Investment Officer for Fixed Income. Mr. Anderson is Chairman of the Investment Strategy Group and is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors worldwide. Mr. Anderson was a founding member of BlackRock and has been with BlackRock since 1988. Mr. Anderson is a member of the Treasury Borrowing Advisory Committee, which meets quarterly in Washington, DC with the Secretary and Staff of the US Treasury to advise on the financing and management of the Federal debt.

Matthew Marra is a Managing Director of and portfolio manager with BlackRock and is a member of the Investment Strategy Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group. Andrew Phillips is a Managing Director of and portfolio manager with BlackRock and is a member of the Investment Strategy Group. Mr. Phillips’ primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

Bond Portfolio and Government Income Portfolio

The information concerning the portfolio managers under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGERS

The Portfolio is managed by a team of investment professionals. The members of the team are Keith Anderson, Scott Amero, Matthew Mara and Andrew Phillips.

The information concerning the investment adviser under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISER

The Portfolio is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Financial Management, Inc. As used in this Prospectus, the term “Investment Adviser” includes the sub-adviser.

The information concerning the Portfolio’s portfolio managers under the section entitled “Other Important Information and Statement of Additional Information” is supplemented with the following:

The Portfolio is managed by a team of investment professionals comprised of Keith Anderson, Scott Amero, Matthew Mara and Andrew Phillips. This team has managed the Portfolio’s portfolio since 2006. The Bond Portfolio is managed using a team approach. Messrs. Anderson, Amero, Marra and Phillips are senior members of BlackRock’s taxable fixed-income management team. Scott Amero is a Managing Director of and portfolio manager with BlackRock and co-head of BlackRock’s fixed income portfolio management team. He is a member of the Management Committee and the Investment Strategy Group. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of global credit research. He is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust. Mr. Amero has been with BlackRock since 1990.

Keith Anderson is a Vice Chairman and member of the Executive and Management Committees of BlackRock. Mr. Anderson is BlackRock’s Chief Investment Officer for Fixed Income. Mr. Anderson is Chairman of the Investment Strategy Group and is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors worldwide. Mr. Anderson was a founding member of BlackRock and has been with BlackRock since 1988. Mr. Anderson is a member of the Treasury Borrowing Advisory Committee, which meets quarterly in Washington, DC with the Secretary and Staff of the US Treasury to advise on the financing and management of the Federal debt.

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Matthew Marra is a Managing Director of and portfolio manager with BlackRock and is a member of the Investment Strategy Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group. Andrew Phillips is a Managing Director of and portfolio manager with BlackRock and is a member of the Investment Strategy Group. Mr. Phillips’ primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

Fundamental Growth Portfolio

The information concerning the Portfolio’s portfolio managers under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGERS

The Portfolio is managed by Thomas E. Burke and Dominic Vignola, who are the Portfolio’s co-portfolio managers.

The information concerning the investment adviser under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND THE SUB-ADVISER

The Portfolio is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC. As used in this Prospectus, the term “Investment Adviser” includes the sub-adviser.

The information concerning the Portfolio’s portfolio managers under the section entitled “Other Important Information and Statement of Additional Information” is supplemented by adding the following:

Dominic Vignola is the Portfolio’s co-portfolio manager. He has been the Portfolio’s co-portfolio manager since 2006. Mr. Vignola is a Vice President and portfolio manager with BlackRock. Prior to joining BlackRock in 2006, Mr. Vignola was a Vice President of Merrill Lynch Investment Managers (“MLIM”) and a member of MLIM’s Global Technology team since 2000. Prior to joining MLIM, Mr. Vignola was a technology sector analyst for Deutsche Asset Management.

Large Cap Core Portfolio

The information concerning the investment adviser under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND THE SUB-ADVISER

The Portfolio is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC. As used in this Prospectus, the term “Investment Adviser” includes the sub-adviser.

Global Allocation Portfolio

The information concerning the portfolio managers under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGERS

The Fund is managed by members of a team of investment professionals who participate in the team’s research process and stock selection. Dennis W. Stattman is the Fund’s senior portfolio manager and Dan Chamby, James MacMillan and Romualdo Roldan are the Fund’s associate portfolio managers.

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The information concerning the investment adviser under the section entitled “Details About the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISERS

The Fund is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC and BlackRock Asset Management U.K. Limited. As used in this Prospectus, the term “Investment Adviser” includes the sub-advisers.

The information concerning the Portfolio’s portfolio managers under the section entitled “Other Important Information and Statement of Additional Information” is deleted in its entirety and replaced with the following:

The Portfolio is managed by a team of investment professionals who participate in the research process and stock selection. Dennis W. Stattman, the Fund’s senior portfolio manager, and Dan Chamby, Romualdo Roldan and James A. MacMillan, the Fund’s associate portfolio managers, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Stattman, the overall investment supervisor for the Fund, has been the Fund’s senior portfolio manager since 2002. He was senior co-portfolio manager of the Fund from 2000 to 2002 and an associate portfolio manager of the Fund from 1989 to 2000. Mr. Stattman is a Managing Director of BlackRock, Inc. Prior to joining BlackRock in 2006, he was a Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2000 to 2006. He has been a portfolio manager with BlackRock or MLIM since 1989. Mr. Chamby has been the Fund’s associate portfolio manager since 2004 and assists Mr. Stattman in the day-to-day management of the Fund’s portfolio. He is a Director of BlackRock, Inc. Prior to joining BlackRock in 2006, Mr. Chamby was a Director of MLIM from 2000 to 2006. He has been a portfolio manager with BlackRock or MLIM since 2003 and before that served as an analyst. Mr. Roldan has been the Fund’s associate portfolio manager since 2006 primarily advising on investments in emerging markets. He is a Director of BlackRock, Inc. Prior to joining BlackRock in 2006, Mr. Roldan was a Director of MLIM from 2000 to 2006 and was a Vice President from 1998 to 2000. He has been a portfolio manager with BlackRock or MLIM since 1999. Mr. Macmillan has been an associate portfolio manager of the Fund since 2006 primarily advising on investments in Europe. He is a Managing Director of BlackRock, Inc. Prior to joining BlackRock in 2006, Mr. MacMillan was a Managing Director of MLIM from 2000 to 2006 and was a Director of an affiliate of the Investment Adviser from 1993 to 2000. He has been a portfolio manager with BlackRock or MLIM for more than five years.

High Income Portfolio

The information concerning the portfolio managers under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGERS

Scott Amero and Jeffrey Gary are the portfolio managers of the Portfolio.

The information concerning the investment adviser under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISER

The Portfolio is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Financial Management, Inc. As used in this Prospectus, the term “Investment Adviser” includes the sub-adviser.

The information concerning the Portfolio’s portfolio managers under the section entitled “Other Important Information and Statement of Additional Information” is supplemented with the following:

The Portfolio is managed by Scott Amero and Jeffrey Gary. Messrs. Amero and Gary have been the Portfolio’s portfolio managers since 2006. Scott Amero is a Managing Director of and portfolio manager with BlackRock and co-head of BlackRock’s fixed income portfolio management team. He is a member of the Management Committee and the Investment Strategy Group. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of global credit research. He is a director of Anthracite Capital, Inc., BlackRock’s publicly-

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traded real estate investment trust. Mr. Amero has been with BlackRock since 1990. Jeffrey Gary is a Managing Director of and portfolio manager with BlackRock, is head of BlackRock’s high yield team and a member of the Investment Strategy Group. Prior to joining BlackRock in 2003, Mr. Gary was a Managing Director and portfolio manager with AIG (American General) Investment Group. At the time of his departure, AIG managed approximately $12 billion in separate account, proprietary, mutual Portfolio, and CBO high yield portfolios.

Money Market Portfolio

The information concerning the portfolio manager under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGER

Patrick Ford is the portfolio manager of the Portfolio.

The information concerning the investment adviser under the section entitled “Details About the Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISER

The Portfolio is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Institutional Management Corporation. As used in this Prospectus, the term “Investment Adviser” includes the sub-adviser.

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BLACKROCK SERIES FUND, INC.
(formerly FAM SERIES FUND, INC.)

BlackRock Balanced Capital Portfolio
(formerly Mercury Balanced Capital Strategy Portfolio)
BlackRock Bond Portfolio
(formerly Mercury Core Bond Strategy Portfolio)
BlackRock Fundamental Growth Portfolio
(formerly Mercury Fundamental Growth Strategy Portfolio)
BlackRock Global Allocation Portfolio
(formerly Mercury Global Allocation Strategy Portfolio)
BlackRock High Income Portfolio
(formerly Mercury High Yield Portfolio)
BlackRock Government Income Portfolio
(formerly Mercury Intermediate Government Bond Portfolio)
BlackRock Large Cap Core Portfolio
(formerly Mercury Large Cap Core Strategy Portfolio)
BlackRock Money Market Portfolio
(formerly Mercury Money Reserve Portfolio)

Supplement dated September 26, 2006 to the
Statement of Additional Information dated May 1, 2006

Effective October 2, 2006, the following changes are made to the Statement of Additional Information of the Funds listed above.

The text under the section entitled “Potential Conflicts of Interest” is deleted in its entirety and replaced with the following:

        Activities of the Investment Adviser, BlackRock, Inc. and its affiliates (collectively, “BlackRock”), Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”) and Other Accounts Managed by Merrill Lynch. BlackRock is one of the world’s largest asset management firms with over $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. As a result, BlackRock and Merrill Lynch (including, for these purposes, their directors, partners, trustees, managing members, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged in businesses and have interests other than that of managing the Fund. These are considerations of which investors in a Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its Portfolios. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and in companies that may be purchased or sold by the Fund.

        BlackRock and its affiliates, including, without limitation, Merrill Lynch and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. Merrill Lynch and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, BlackRock, Merrill Lynch and their affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which a Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Portfolio invests, which could have an adverse impact on the Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Portfolio’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Portfolio. When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including for a Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Portfolio.

        The results of a Portfolio’s investment activities may differ significantly from the results achieved by the Investment Adviser and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that BlackRock and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which BlackRock and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

        The investment activities of BlackRock and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

        From time to time, a Portfolio’s activities may also be restricted because of regulatory restrictions applicable to BlackRock and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Adviser, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or its affiliates are performing services or when position limits have been reached.

        In connection with its management of the Portfolios, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by BlackRock or its affiliates (including Merrill Lynch). The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of a Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its affiliates (including Merrill Lynch) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolios and it is not anticipated that the Investment Adviser will have access to such information for the purpose of managing the Portfolios. The proprietary activities or portfolio strategies of BlackRock and its affiliates (including Merrill Lynch) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Adviser in managing the Portfolios.

        In addition, certain principals and certain employees of the Investment Adviser are also principals or employees of BlackRock, Merrill Lynch, PNC or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Portfolio should be aware.

        The Investment Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Portfolio in which customers of BlackRock, Merrill Lynch, or, to the extent permitted by the SEC, BlackRock or Merrill Lynch, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Portfolio, and such party may have no incentive to assure that the Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Portfolio may enhance the profitability of BlackRock, Merrill Lynch and/or PNC. Merrill Lynch and its affiliates may also create, write or issue derivatives for customers of Merrill Lynch or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Portfolio invests or which may be based on the performance of the Portfolio. Each Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch or its affiliates and may also enter into transactions with other clients of BlackRock or its affiliates where such other clients have interests adverse to those of a Portfolio. At times, these activities may cause departments of BlackRock or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of a Portfolio. To the extent affiliated transactions are permitted, a Portfolio will deal with BlackRock and its affiliates on an arms-length basis. BlackRock may also have an ownership interest in certain trading or information systems used by a Portfolio. A Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its affiliates.

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        Each Portfolio will be required to establish business relationships with its counterparties based on the Portfolio’s own credit standing. Neither BlackRock nor its affiliates will have any obligation to allow their credit to be used in connection with a Portfolio’s establishment of its business relationships, nor is it expected that the Portfolio’s counterparties will rely on the credit of BlackRock or any of its affiliates in evaluating the Portfolio’s creditworthiness.

        It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Portfolio in order to increase the assets of the Portfolio. Increasing a Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Portfolio’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Portfolio by BlackRock or its affiliates could significantly reduce the asset size of the Portfolio, which might have an adverse effect on the Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Portfolio and other shareholders in deciding whether to redeem its shares.

        It is possible that a Portfolio may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as in securities of entities in which BlackRock or Merrill Lynch has significant debt or equity investments or in which Merrill Lynch makes a market. Each Portfolio also may invest in securities of companies to which BlackRock or Merrill Lynch provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Portfolio and the interests of other BlackRock or Merrill Lynch clients. In making investment decisions for a Portfolio, the Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of BlackRock in the course of these activities. In addition, from time to time, Merrill Lynch’s activities may limit a Portfolio’s flexibility in purchases and sales of securities. When Merrill Lynch is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Portfolio.

        The Investment Adviser, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Investment Adviser that are the same, different from or made at different times than positions taken for a Portfolio. To lessen the possibility that a Portfolio will be adversely affected by this personal trading, the Portfolio and the Investment Adviser each has adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Portfolio’s portfolio transactions. The Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

        The Investment Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Portfolio, except that a Portfolio may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers. These transactions would be effected in circumstances in which the Investment Adviser determines that it would be appropriate for a Portfolio to purchase and another client to sell, or the Portfolio to sell and another client to purchase, the same security or instrument on the same day.

        Present and future activities of BlackRock and its affiliates, including the Investment Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.

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